PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 141,237	$ 142,232
Accumulated depreciation and amortization	(102,088)	(102,057)
Property and equipment, net	39,149	40,175
Depreciation expense	5,300	5,800	$ 6,600
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,199	15,486
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	55,434	54,656
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 69,604	$ 72,090